UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23403

Principal Real Asset Fund

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50309

(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	March 31, 2026

Date of reporting period:	September 30, 2025

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Real Asset Fund
Semi-Annual Report
September 30, 2025
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Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 5
Schedule of Investments 14
Financial Highlights (includes performance information) 18
Shareholder Expense Example 20
Supplemental Information 21

Statement of Assets and Liabilities
September 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal Real Asset
Fund
Investment in securities--at cost ............................................................................................................................
$ 152,128
Foreign currency--at cost ....................................................................................................................................
$ 487
Assets
Investment in securities--at value  ............................................................................................................................ $ 163,692
Foreign currency--at value .................................................................................................................................... 488
Cash ........................................................................................................................................................... 142
Receivables:
Dividends and interest ................................................................................................................................... 636
Expense reimbursement from Manager ................................................................................................................. 208
Investment securities sold ............................................................................................................................... 2
Prepaid expenses ..............................................................................................................................................
9
Total Assets   165,177
Liabilities
(a)
Accrued management and investment advisory fees .......................................................................................................... 226
Accrued transfer agent fees ................................................................................................................................... 15
Accrued chief compliance officer fees ........................................................................................................................ 1
Accrued directors' expenses ................................................................................................................................... 43
Accrued professional fees ..................................................................................................................................... 202
Accrued other expenses ....................................................................................................................................... 17
Payables:
Investment securities purchased ........................................................................................................................ 975
Total Liabilities
1,479
Net Assets Applicable to Outstanding Shares ..............................................................................................................
$ 163,698
Net Assets Consist of:
Capital shares and additional paid-in-capital ................................................................................................................. $ 144,060
Total distributable earnings (accumulated loss) ...............................................................................................................
19,638
Total Net Assets
$ 163,698
Capital Stock (par value: $.01 per share):
Net Asset Value Per Share:
Class A : Net Assets ............................................................................................................................................ $ 523
Shares Issued and Outstanding .......................................................................................................................... 19
Net Asset Value per share ............................................................................................................................... $ 27 .03
(b)
Maximum Offering Price ................................................................................................................................
$ 28 .68
Class Y : Net Assets ............................................................................................................................................ $ 162,102
Shares Issued and Outstanding .......................................................................................................................... 5,875
Net Asset Value per share ...............................................................................................................................
$ 27 .59
Institutional : Net Assets ....................................................................................................................................... $ 1,073
Shares Issued and Outstanding .......................................................................................................................... 39
Net Asset Value per share ...............................................................................................................................
$ 27 .23
(a)
See Note 3 for details of any unfunded commitments.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statement of Operations
Six Months Ended September 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Principal Real Asset
Fund
Net Investment Income (Loss)
Income:
Dividends ................................................................................................................................................... $ 3,623
Withholding tax ............................................................................................................................................ (52)
Total Income 3,571
Expenses:
Management and investment advisory fees ................................................................................................................ 1,359
Distribution f ees - Class A ................................................................................................................................. 1
Registration fees - Class A ................................................................................................................................. 8
Registration fees - Class Y ................................................................................................................................. 8
Registration fees - Institutional ............................................................................................................................ 8
Shareholder reports - Class A .............................................................................................................................. 8
Shareholder reports - Institutional ......................................................................................................................... 2
Transfer agent fees - Class A ............................................................................................................................... 11
Transfer agent fees - Class Y ............................................................................................................................... 19
Transfer agent fees - Institutional .......................................................................................................................... 21
Chief compliance officer expenses ......................................................................................................................... 1
Custodian fees .............................................................................................................................................. 11
Directors' expenses ......................................................................................................................................... 129
Professional fees ........................................................................................................................................... 214
Other expenses ............................................................................................................................................. 76
Total Gross Expenses 1,876
Less: Reimbursement from Manager ...................................................................................................................... 656
Less: Reimbursement from Manager - Class A ............................................................................................................ 29
Less: Reimbursement from Manager - Class Y ............................................................................................................ 412
Less: Reimbursement from Manager - Institutional ....................................................................................................... 32
Total Net Expenses 747
Net Investment Income (Loss) 2,824
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ (1) , respectively) ...................................................................................... 758
Foreign currency transactions .............................................................................................................................. (1)
Net change in unrealized appreciation/(depreciation) of:
Investments ................................................................................................................................................. 5,533
Translation of assets and liabilities in foreign currencies .................................................................................................. 1
Net Realized and Unrealized Gain (Loss) on investments 6,291
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 9,115

Statement of Changes in Net Assets
(unaudited)

See accompanying notes.
Amounts in thousands Principal Real Asset Fund
Period Ended
September 30, 2025
Year Ended
March 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 2,824 $ 5,386
Net realized gain (loss) on investments and foreign currencies ..................................................................... 757 749
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .......................................
5,534 (526)
Net Increase (Decrease) in Net Assets Resulting from Operations 9,115 5,609
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (1,501) (2,516)
Total Dividends and Distributions (1,501) (2,516)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(8,253) 14,384
Total Increase (Decrease) in Net Assets (639) 17,477
Net Assets
Beginning of period ..................................................................................................................
164,337 146,860
End of period ........................................................................................................................
$ 163,698 $ 164,337
Class A Class Y Institutional
Capital Share Transactions:
Period Ended September 30, 2025
Dollars:
Sold ......................................................................................... $ 26 – $ 7
Reinvested .................................................................................... 1 1,486 –
Redeemed .....................................................................................
(362) (9,083) (328)
Net Increase (Decrease)
$ (335) $ (7,597) $ (321)
Shares:
Sold ......................................................................................... 1 – –
Reinvested .................................................................................... – 56 –
Redeemed .....................................................................................
(14) (344) (13)
Net Increase (Decrease)
(13) (288) (13)
Year Ended March 31, 2025
Dollars:
Sold ......................................................................................... $ 4 $ 44,001 $ 25
Reinvested .................................................................................... 7 2,468 5
Redeemed .....................................................................................
(120) (23,000) (9,006)
Net Increase (Decrease)
$ (109) $ 23,469 $ (8,976)
Shares:
Sold ......................................................................................... – 1,688 1
Reinvested .................................................................................... – 96 –
Redeemed .....................................................................................
(5) (881) (356)
Net Increase (Decrease)
(5) 903 (355)
Dividends and Distributions to Shareholders:
Period Ended September 30, 2025
From net investment income and net realized gain on investments ............................................. $ (5) $ (1,486) $ (10)
Total Dividends and Distributions
$ (5) $ (1,486) $ (10)
Year Ended March 31, 2025
From net investment income and net realized gain on investments ............................................. $ (13) $ (2,468) $ (35)
Total Dividends and Distributions
$ (13) $ (2,468) $ (35)

Statement of Cash Flows
Six Months Ended September 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Principal Real Asset
Fund
Cash Flows from Operating Activities:
Net  increase in net assets from operations .................................................................................. $ 9,115
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities ................................................................................... (17,425)
Proceeds from sale of investment securities ............................................................................ 20,632
Net sales or (purchases) of short term securities ......................................................................... 10,439
Change in unrealized (appreciation) depreciation on investments ............................................................. (5,534)
Net realized (gain) loss from investments .............................................................................. (757)
(Increase) decrease in dividends and interest receivable .................................................................... 17
(Increase) decrease in investment securities sold ......................................................................... 241
Increase (decrease) in accrued fees, expenses, and expense reimbursement from Manager ........................................... (40)
Increase (decrease) in investment securities purchased .................................................................... (6,342)
Net cash  provided by operating activities 10,346
Cash Flows from Financing Activities:
Increase (decrease) in cash overdraft ................................................................................. (206)
Proceeds from shares sold ......................................................................................... 33
Payment on shares redeemed ....................................................................................... (9,773)
Dividends and distributions paid to shareholders ......................................................................... (14)
Net cash  used in financing activities (9,960)
Net increase  in cash ............................................................................................. 386
Cash and foreign currency:
Beginning of period ............................................................................................. $ 244
End of period ..................................................................................................
$ 630
Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions ........................................................................... $ 1,487

Notes to Financial Statements
Principal Real Asset Fund
September 30, 2025 (unaudited)

1. Organization
Principal Real Asset Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as a non-
diversified, closed-end management investment company. The Fund continuously offers three classes of shares: Class A, Class Y, and Institutional
Class. The Fund was organized as a Delaware statutory trust on September 21, 2018 pursuant to an Agreement and Declaration of Trust governed by the State of Delaware. Principal Global Investors, LLC (the “Manager”) serves as the Fund’s manager and advisor.
The Fund is structured as an interval fund, meaning it conducts quarterly repurchase offers of no less than 5% and no more than 25% of the Fund’s outstanding shares at net asset value. Repurchase offers of more than 5% are made solely at the discretion of the Fund’s Board of Trustees (the
“Board”), and shareholders should not rely on any expectation of repurchase offers being made in excess of 5%. Shareholders should consider the Fund’s shares illiquid. The Fund’s shares are not listed on any national securities exchange and are not publicly traded. There is currently no secondary market for the shares, and the Fund expects that no secondary market will develop. An unlimited number of shares has been authorized under the Agreement and Declaration of Trust.
Only eligible purchasers can buy shares of the Fund in that share class. The Manager and Principal Funds Distributor, Inc. (the “Distributor”) (an
affiliate of the Manager), the principal distributor of the Fund, reserve the right to broaden, limit, and change the designation of eligible purchasers without notice. Shares of the Fund are only sold in U.S. jurisdictions. Subject to eligibility and minimum initial investment requirements, shares of the Fund may be purchased directly or through intermediary organizations, such as broker-dealers, insurance companies, plan sponsors, third party administrators, and retirement plans. Minimum initial investment requirements are $25,000 for Class A shares and $100,000 for Class Y and Institutional Class shares.
The Fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946,
Financial Services - Investment Companies . The Fund has not provided financial support and is not contractually required to provide financial support to any investee.
All classes of shares of the Fund represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Board. In addition, the Board declares separate dividends on each class of shares. The Fund may offer additional classes of shares in the future.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation. The Fund values securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Board.
The Fund invests in other publicly traded investment funds which are valued at the respective fund’s net asset value. In addition, the Fund invests a portion of its assets in private investment funds which are valued at fair value based upon the net asset value reported on a periodic basis. In the event that a net asset value is not provided by a private investment fund following the end of the period, the Fund’s fair valuation procedures will be followed, which includes reviewing investor statements and trade activity. The appropriateness of the fair value of these private investment funds is monitored by the Manager.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s net asset values are reflected in the Fund’s net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

Notes to Financial Statements
Principal Real Asset Fund
September 30, 2025 (unaudited)

To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset values, for example weekends and other customary national U.S. holidays, the Fund’s net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Board as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange.
The identified cost of the Fund’s holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation)
on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The Fund held securities denominated in foreign currencies that exceeded 5% of net assets as of September 30, 2025 as follows:
Income and Investment Transactions. The Fund records investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Fund records dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Fund allocates all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Distributions from Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital to the
Fund. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Distributions from private investment funds are recorded as ordinary income and are included in dividend income on the statement of operations.
Expenses. Expenses directly attributed to the Fund are charged to the Fund. Other expenses not directly attributed to the Fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statement of operations.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date.
Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for foreign currency transactions, REITs, passive foreign investment companies, partnership investments, losses deferred due to wash sales, and paydowns. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Principal Real Asset Fund
Euro 6 .0%
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Real Asset Fund
September 30, 2025 (unaudited)

Federal Income Taxes. No provision for federal income taxes is considered necessary because the Fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year.
The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as tax expense on the statements of operations. During the period ended September 30, 2025, the Fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The Fund may be subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund as a reduction of income. This amount is shown as withholding tax on the statement of operations. In consideration of recent decisions rendered by European court, the Fund may file tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of the reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the “more likely than not” threshold. Any tax reclaims received are included in dividends income on the statement of operations.
Recent Accounting Pronouncements. In December 2023, the FASB issued ASU No. 2023-09 Income Taxes (Topic 740); Improvements to
Income Tax Disclosures, which enhances the transparency and decision usefulness of income tax disclosures, including disclosure of income taxes paid by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024 . Management does not expect the future adoption of this standard to have a material impact on the Fund’s financial statements.
3. Operating Policies
Borrowings. T he Fund participates in a line of credit with a bank which allows a borrowing commitment amount of up to $15 million. Borrowings may be used for investment purposes, to meet repurchase requests and/or to facilitate the handling of unusual or unanticipated short-term cash requirements. The Fund will pledge securities as collateral for borrowing on the line of credit and maintain an aggregate collateral value not less than the outstanding borrowing amount at all times. Interest is charged at an annual rate equal to the Overnight Bank Funding Rate (“OBFR”)
plus 0.90%. Additionally, a commitment fee is charged at an annual rate of 0.40% on any day when the outstanding borrowing amount is less than 90% of the borrowing commitment amount. The interest expense and commitment fee associated with these borrowings is included in other expenses on the statement of operations. There were no outstanding borrowings as of September 30, 2025 . During the period ended September
30, 2025 , the Fund did not borrow against the line of credit.
Cross Trades. The Fund may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the Fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the period  ended September 30, 2025 , the Fund did not engage in cross trades.
Foreign Currency Contracts. The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing the Fund's investment objectives. The Fund may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. The Fund enters into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate.
Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the
Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the
Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which the Fund has valued the investments. This may have an adverse effect on the Fund’s ability to dispose of particular illiquid securities at fair value and may limit the Fund’s ability to obtain accurate market quotations for purposes of valuing the
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Real Asset Fund
September 30, 2025 (unaudited)

securities.
Indemnification. Under the Fund’s by-laws, present and past officers, trustees, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Operating Segments . An operating segment is defined in ASC Topic 280, Segment Reporting , as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Committees and working groups within Management under the direction of the President act as the Fund's CODM. The Fund represents a single operating segment. The CODM monitors the operating results of the Fund as a whole and the
Fund's strategic asset allocation to ensure compliance with the defined investment strategy executed by the Fund's portfolio managers as a team.
The types of investments from which the Fund generates its returns are reflected on the schedule of investments. The financial information provided to and reviewed by the CODM is consistent with that presented in the statement of operations and financial highlights. The measures shown within these statements including net investment income (loss), total return, and ratio of expenses to average net assets are used by the CODM to assess the segment's performance versus the Fund's comparative benchmark and investment objectives, and to make resource allocation decisions for the Fund's single segment. Segment assets are reported on the statement of assets and liabilities as total assets.
Private Investments in Public Equity. The Fund may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Fund may enter into unfunded commitments. Commitments may be subject to various contingencies and are recognized as a financial instrument when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Fund is obligated to fund these commitments when the contingencies are met and therefore, the Fund must have funds sufficient to cover its obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statement of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statement of operations, as applicable. Commitments are typically categorized as
Level 2 within the disclosure hierarchy. As of September 30, 2025 , the Fund had no unfunded commitments in connection with PIPEs.
Private and Other Underlying Funds. The Fund may invest in private investment funds and other publicly traded investment funds. The shares of publicly traded investment funds and private investment funds are collectively referred to as the “Underlying Funds”. The Fund may indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which it invests. Because the Underlying Funds have varied expense levels and the Fund may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by the Fund will vary. Expenses included in the statement of operations and financial highlights of the Fund do not include any expenses associated with the
Underlying Funds.
Private investment funds are not registered as investment companies under the 1940 Act and therefore the Fund will not be able to avail itself of the protection of the 1940 Act with respect to such private investment funds, including certain corporate governance protections, such as the requirement of having a majority or 50% of the directors serving on a board as independent directors, statutory protections against self-
dealings by the institutional asset managers, and leverage limitations. Due to the inherent uncertainty and subjectivity of determining the value of investments in private investment funds, upon disposition the amounts realized may differ significantly had readily available market values existed on such investments. The Fund will hold liquid assets while it waits for such Underlying Funds to call capital, which may negatively impact its performance.
Rebates. Subject to best execution, the Fund may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included as a component of realized gain from investment transactions in the statement of operations.
Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Senior Floating Rate Interests. The Fund may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior
3. Operating Policies (continued)

Notes to Financial Statements
Principal Real Asset Fund
September 30, 2025 (unaudited)

floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the Fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, Secured Overnight Financing Rate (“SOFR”), or a similar reference rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedule of investments.
Unfunded Commitments. In connection with the senior floating rate interests, the Fund may enter into unfunded loan commitments
(“commitments”). All or a portion of the commitments may be unfunded. The Fund is obligated to fund these commitments at the Borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statement of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statement of operations, as applicable.
As of September 30, 2025, the Fund had no unfunded commitments relating to senior floating rate interests.
The Fund may also enter into unfunded commitments relating to potential future investments in private investment funds, which are not marked to market daily. These unfunded commitments are typically made for a specified amount of capital and may be called at the discretion of the general partner of the private investment fund pursuant to its limited partnership agreement. As of September 30, 2025, the Fund had unfunded commitments relating to potential future investments, as follows (amounts in thousands):
*Unfunded commitments approximate their fair values.
4. Fair Valuation
Fair value is defined as the price that the Fund would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income, and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and U.S. Government and Government Agency
Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
Private Investment Fund Unfunded Commitment*
Cloud Capital Feeder, LP $ 10,000
ACIP Parallel Fund A, LP 292
Blackstone Infrastructure Partners F.2, LP 4,500
Macquarie Green Energy and Climate Opportunities Fund, SCSp 3,150
3. Operating Policies (continued)

Notes to Financial Statements
Principal Real Asset Fund
September 30, 2025 (unaudited)

In accordance with Accounting Standards Codification 820 – Fair Value Measurement , the Fund has elected to apply the practical expedient to value its investments in private investment funds at their respective net asset value each calendar month or quarter. Private investment funds valued at net asset value are excluded from the fair value hierarchy.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s securities carried at fair value (amounts in thousands):
*For additional detail regarding sector and/or sub-industry classifications, please see the schedule of investments.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Real Asset Fund
Common Stocks
Basic Materials $ 2,307 $ 1,529 $ — $ 3,836
Communications — 375 — 375
Consumer, Cyclical 8 — — 8
Consumer, Non-cyclical 851 508 — 1,359
Energy 2,833 1,486 — 4,319
Financial 10,445 5,156 — 15,601
Industrial 2,068 2,013 — 4,081
Utilities 5,806 2,183 — 7,989
Investment Companies* 16,039 — — 16,039
Total $ 40,357 $ 13,250 $ — $ 53,607
Investments Using NAV as practical expedient
Private Investment Funds 110,085
Total investments in securities $ 163,692
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Real Asset Fund
September 30, 2025 (unaudited)

5. Management Agreement and Transactions with Affiliates
Management Services. The Fund has agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of the Fund’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisors of the Fund, which may be affiliates of the Manager. The annual rate paid by the Fund is based upon the aggregate average daily net assets (“aggregate net assets”) of the Fund. The management and investment advisory fees schedule for the Fund is 1.70% of aggregate net assets up to $1.5 billion and 1.65% of aggregate net assets over $1.5 billion.
The Manager has contractually agreed to waive 0.82% of the Fund’s management and investment advisory fees. It is expected that the fee waiver will continue through the period ending July 31, 2026; however, the Fund and the Manager, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
The Manager has contractually agreed to limit the Fund’s expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses). The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. Any amounts outstanding at the end of the period are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statement of assets and liabilities and are settled monthly. It is expected that the operating expense limits will continue through the period ending July 31, 2026, the contractual expiration date; however, the
Fund and the Manager, the parties to the agreement, may mutually agree to terminate the operating expense limits prior to the end of the period.
The operating expense limits are as follows:
Subject to applicable expense limits, the Fund may reimburse the Manager for expenses incurred during the current fiscal year and the previous two fiscal years. All organizational expenses of the Fund will be borne by the Fund.
As of September 30, 2025, the class specific reimbursements subject to possible future recoupment under the expense limitation agreement were as follows (amounts in thousands):
Distribution Fees. The Class A shares of the Fund bear distribution fees. The fees are computed at an annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Distribution fees are paid to the Distributor of the Fund. A portion of the distribution fees may be paid to other selling dealers for providing certain services.
Chief Compliance Officer Expenses. The Fund pays certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statement of operations.
Sales Charges. The Distributor retains sales charges on certain sales of Class A shares based on declining rates which begin at 5.75%. For the period ended September 30, 2025, sales charges retained by the Distributor were less than $500.
Affiliated Ownership . As of September 30, 2025, Principal Life Insurance Company (an affiliate of the Manager) owned shares of the Fund as follows (amounts of shares in thousands):
Share Class Operating Expense Limit Expiration
Class A
1.39% July 31, 2026
Class Y
0.89 July 31, 2026
Institutional 1.09
July 31, 2026
Share Class
Expiring
March 31, 2026
Expiring
March 31, 2027
Expiring
March 31, 2028
Class A
$139 $37 $29
Class Y
432 715 412
Institutional 103 68 32
Class Y
Principal Real Asset Fund 5,875

Notes to Financial Statements
Principal Real Asset Fund
September 30, 2025 (unaudited)

6. Investment Transactions
For the period ended September 30, 2025, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and mergers) by the Fund were as follows (amounts in thousands):
7. Repurchase Offers
The Fund has a fundamental policy to make quarterly repurchase offers for no less than 5% and not more than 25% of its shares at a price equal to net asset value per share, unless suspended or postponed in accordance with regulatory requirements, and that each quarterly repurchase pricing share occur on the Repurchase Pricing Date, the date that will be used to determine the Fund’s net asset value per share applicable to the repurchase. The Fund will make quarterly repurchase offers every three months, in the following months: March, June, September, and December.
The Fund will repurchase shares that are tendered by a specific date (the “Repurchase Request Deadline”), which will be established by the Board in accordance with Rule 23c-3, as amended from time to time. Rule 23c-3 requires the Repurchase Request Deadline to be no less than 21 and no more than 42 days after the Fund sends notification to shareholders of the repurchase offer. There will be a maximum 14 calendar day period, or the next business day if the 14th calendar day is not a business day, between the Repurchase Request Deadline and the Repurchase Pricing Date.
If a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders tender an amount of shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the shares tendered on a pro rata basis.
For the period ended September 30, 2025, shares of the Fund were repurchased during the repurchase offer windows as per the table below
(amounts in thousands). In these offers, the Fund offered to repurchase up to 5% of the number of outstanding shares as of the Repurchase Pricing
Date.
8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the period ended September 30, 2025 and year ended
March 31, 2025, were as follows (amounts in thousands):
*The Fund designates these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate, or a 0-percent rate, depending on the shareholder’s taxable income).
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of March 31, 2025, the components of distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Purchases Sales
Principal Real Asset Fund $ 17,425 $ 20,632
Repurchase Offer #1 Repurchase Offer #2
Commencement Date
March 31, 2025 June 30, 2025
Repurchase Request Deadline
April 28, 2025 July 29, 2025
Repurchase Pricing Date
April 28, 2025 July 29, 2025
Amount Repurchased
$ 9,733 $ 39
Shares Repurchased
369 1
Percentage of Outstanding Shares Repurchased
5.97% 0.03%
Ordinary Income Long-Term Capital Gain*
September 30,
2025
March 31,
2025
September 30,
2025
March 31,
2025
Principal Real Asset Fund $ 1,501 $ 2,332 $ — $ 184
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
Total
Accumulated
Earnings
(Deficit)
Principal Real Asset Fund $ 1,016 $ 487 $ — $ 10,521 $ — $ 12,024

Notes to Financial Statements
Principal Real Asset Fund
September 30, 2025 (unaudited)

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Fund. As of March 31, 2025 , the Fund had no capital loss carryforwards. For the year ended March 31, 2025 , the Fund did not utilize capital loss carryforwards.
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. As of March 31, 2025 , the Fund does not plan to defer any late-year losses.
Reclassification of Capital Accounts. The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying statement of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended March 31, 2025, the Fund recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. As of September 30, 2025 , the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Fund were as follows (amounts in thousands):
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Principal Real Asset Fund $ 11 $ (11)
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Principal Real Asset Fund $ 24,314 $ (8,261) $ 16,053 $ 147,639
8. Federal Tax Information (continued)

Schedule of Investments
Principal Real Asset Fund
September 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 9 .80 % Shares Held Value (000's)
Exchange-Traded Funds - 9 .05%
iShares Global Infrastructure ETF 121,100 $ 7,402
iShares U.S. Infrastructure ETF 140,395 7,416
$ 14,818
Money Market Funds - 0 .75%
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio - Institutional Class 4.05%
(a)
1,221,211 1,221
TOTAL INVESTMENT COMPANIES $ 16,039
PRIVATE INVESTMENT FUNDS - 67 .25 % Shares Held Value (000's)
Agriculture - 17 .78%
Ceres Farmland Holdings, LP
(b)
N/A $ 12,279
Hancock Timberland and Farmland Fund, LP
(b)
N/A 10,997
UBS AgriVest Farmland Fund
(b)
N/A 5,827
$ 29,103
Energy - Alternate Sources - 19 .80%
ACIP Parallel Fund A, LP
(b)
N/A 5,115
Blackstone Infrastructure Partners F2, LP
(b)
N/A 6,691
CBRE Caledon Global Infrastructure Fund
(International), LP
(b)
N/A 11,328
IFM Net Zero Infrastructure Fund (USD) B,
SCSp
(b)
N/A 5,853
Macquarie Green Energy and Climate Opportunities
Fund, SCSp
(b)
N/A 3,419
$ 32,406
Forest Products & Paper - 3 .52%
BTG Pactual Open Ended Core US Timberland
Fund, LP
(b)
N/A 5,759
Private Equity - 11 .35%
GDIF US Hedged Feeder Fund, LP
(b)
N/A 7,027
HarbourVest Infrastructure Income Delaware
Parallel Partnership, LP
(b)
N/A 11,553
$ 18,580
Real Estate - 11 .04%
Brookfield Senior Mezzanine Real Estate Finance
Fund, LP
(b)
N/A 1,875
FDR PELF SCA, SICAV-RAIF
(b)
N/A 6,158
PGIM Real Estate US Debt Fund, LP
(b)
N/A 5,048
UBS Trumbull Property Growth & Income Fund
(b)
N/A 4,995
$ 18,076
Transportation - 3 .76%
Global Transport Income Fund Feeder LLC, LP
(b)
N/A 6,161
TOTAL PRIVATE INVESTMENT FUNDS $ 110,085
COMMON STOCKS - 22 .95 % Shares Held Value (000's)
Agriculture - 0 .14%
Archer-Daniels-Midland Co 1,671 $ 100
Bunge Global SA 463 37
Darling Ingredients Inc
(c)
545 17
Wilmar International Ltd 35,800 79
$ 233
Biotechnology - 0 .10%
Corteva Inc 2,369 160
Building Materials - 0 .11%
Louisiana-Pacific Corp 213 19
Svenska Cellulosa AB SCA 8,091 107
West Fraser Timber Co Ltd 772 52
$ 178
Chemicals - 0 .37%
CF Industries Holdings Inc 560 50
FMC Corp 431 15
ICL Group Ltd 9,760 61
Mosaic Co/The 1,094 38
Nutrien Ltd 6,016 353
Yara International ASA 2,201 81
$ 598
Commercial Services - 0 .49%
Atlas Arteria Ltd 132,107 429
Motiva Infraestrutura de Mobilidade SA 133,292 372
$ 801
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .03%
Avery Dennison Corp 269 $ 44
Electric - 4 .10%
Boralex Inc 11,253 220
CenterPoint Energy Inc 13,280 515
CMS Energy Corp 6,859 502
DTE Energy Co 1,970 279
EDP Renovaveis SA 9,010 119
Elia Group SA/NV 3,423 395
Emera Inc 8,147 391
Entergy Corp 7,376 687
National Grid PLC 47,092 677
NextEra Energy Inc 15,551 1,174
Northwestern Energy Group Inc 2,135 125
PG&E Corp 27,424 414
Sempra 7,279 655
Xcel Energy Inc 6,891 556
$ 6,709
Engineering & Construction - 1 .08%
Aeroports de Paris SA 3,475 460
Beijing Capital International Airport Co Ltd
(c)
564,000 201
Cellnex Telecom SA
(c),(d)
12,831 445
China Tower Corp Ltd
(d)
155,600 230
Enav SpA
(d)
47,427 241
Sarana Menara Nusantara Tbk PT 5,392,600 189
$ 1,766
Food - 0 .02%
Ingredion Inc 221 27
Forest Products & Paper - 0 .32%
International Paper Co 1,822 85
Mondi PLC 5,961 82
Oji Holdings Corp 12,900 71
Suzano SA ADR 9,491 89
UPM-Kymmene Oyj 7,157 196
$ 523
Gas - 0 .20%
ENN Energy Holdings Ltd 40,600 335
Healthcare - Services - 0 .06%
Chartwell Retirement Residences 6,500 94
Housewares - 0 .00%
Scotts Miracle-Gro Co/The 149 8
Iron & Steel - 0 .27%
ArcelorMittal SA 1,136 41
Fortescue Ltd 4,255 53
Nippon Steel Corp 13,500 56
Novolipetsk Steel PJSC
(c)
36,800 —
Nucor Corp 580 78
POSCO Holdings Inc 185 36
Reliance Inc 134 38
Severstal PAO
(c)
4,878 —
Steel Dynamics Inc 347 48
Vale SA ADR 9,078 99
$ 449
Mining - 1 .38%
Agnico Eagle Mines Ltd 1,275 215
Anglo American PLC 2,981 112
Anglogold Ashanti Plc 1,075 76
Antofagasta PLC 867 32
Barrick Mining Corp 4,348 143
BHP Group Ltd 12,788 357
Cameco Corp 689 58
China Hongqiao Group Ltd 5,500 19
First Quantum Minerals Ltd
(c)
1,699 38
Franco-Nevada Corp 488 109
Freeport-McMoRan Inc 3,631 142
Glencore PLC
(c)
24,593 113
Gold Fields Ltd ADR 2,272 95
Ivanhoe Mines Ltd
(c)
1,806 19
Kinross Gold Corp 3,094 77

Schedule of Investments
Principal Real Asset Fund
September 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Newmont Corp 2,808 $ 237
Norsk Hydro ASA 3,329 23
Northern Star Resources Ltd 3,486 54
Polyus PJSC
(c)
4,070 —
Rio Tinto Ltd 933 75
Southern Copper Corp 225 27
Teck Resources Ltd 1,110 49
Wheaton Precious Metals Corp 1,148 129
Zijin Mining Group Co Ltd 16,000 67
$ 2,266
Oil & Gas - 1 .34%
BP PLC 25,396 146
Canadian Natural Resources Ltd 3,347 107
Cenovus Energy Inc 2,020 34
Chevron Corp 1,316 204
ConocoPhillips 863 82
Coterra Energy Inc 521 12
Devon Energy Corp 439 15
Diamondback Energy Inc 128 18
Ecopetrol SA ADR 389 4
Eni SpA 3,286 58
EOG Resources Inc 378 42
EQT Corp 409 22
Equinor ASA 1,238 30
Exxon Mobil Corp 2,968 335
Imperial Oil Ltd 250 23
Marathon Petroleum Corp 210 40
Occidental Petroleum Corp 487 23
Petroleo Brasileiro SA - Petrobras ADR 2,944 37
Phillips 66 279 38
Reliance Industries Ltd
(d)
2,747 168
Repsol SA 1,832 33
Shell PLC 9,530 340
Suncor Energy Inc 1,955 82
TotalEnergies SE 3,621 221
Valero Energy Corp 217 37
Woodside Energy Group Ltd 3,005 45
$ 2,196
Oil & Gas Services - 0 .05%
Baker Hughes Co 678 33
Halliburton Co 588 15
Schlumberger NV 1,025 35
$ 83
Packaging & Containers - 0 .23%
Amcor PLC 7,909 65
Graphic Packaging Holding Co 1,041 20
Packaging Corp of America 308 67
Sealed Air Corp 507 18
SIG Group AG 4,646 48
Smurfit WestRock PLC 1,711 73
Stora Enso Oyj 8,368 92
$ 383
Pipelines - 1 .25%
APA Group 75,870 445
DT Midstream Inc 2,488 281
Gibson Energy Inc 24,400 454
Williams Cos Inc/The 13,576 860
$ 2,040
Real Estate - 1 .08%
CTP NV
(d)
4,600 103
Fastighets AB Balder
(c)
14,600 105
Mitsui Fudosan Co Ltd 67,000 729
Qualitas Ltd 44,887 100
Sun Hung Kai Properties Ltd 22,000 263
Swire Properties Ltd 34,700 99
Vonovia SE 11,836 370
$ 1,769
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 8 .45%
Agree Realty Corp 4,400 $ 312
American Healthcare REIT Inc 14,499 609
American Homes 4 Rent 12,288 409
American Tower Corp 4,170 802
AvalonBay Communities Inc 2,400 464
Boardwalk Real Estate Investment Trust 1,500 74
CapitaLand Integrated Commercial Trust 157,995 281
COPT Defense Properties 5,300 154
Cousins Properties Inc 6,495 188
Crown Castle Inc 6,204 599
Digital Realty Trust Inc 2,023 350
Equinix Inc 1,174 919
Equity LifeStyle Properties Inc 1,200 73
Equity Residential 3,900 252
Essex Property Trust Inc 800 214
Extra Space Storage Inc 3,105 438
Gaming and Leisure Properties Inc 3,815 178
Goodman Group 24,827 538
InvenTrust Properties Corp 6,254 179
Japan Hotel REIT Investment Corp 162 98
Keppel DC REIT 88,200 163
Keppel DC REIT - Rights
(c)
6,376 1
Klepierre SA 11,870 463
Link REIT 35,024 180
Merlin Properties Socimi SA 8,816 133
Mitsui Fudosan Accommodations Fund Inc 170 152
Nippon Building Fund Inc 300 283
Nippon Prologis REIT Inc 178 104
Prologis Inc 5,421 621
Prologis Property Mexico SA de CV 18,600 76
Regency Centers Corp 2,700 197
Rexford Industrial Realty Inc 2,292 94
Ryman Hospitality Properties Inc 3,100 278
Sabra Health Care REIT Inc 8,405 157
Safestore Holdings PLC 12,273 109
Segro PLC 7,557 67
Sekisui House Reit Inc 191 103
Simon Property Group Inc 1,050 197
Stockland 51,195 207
Unibail-Rodamco-Westfield
(c)
2,300 242
UNITE Group PLC/The 27,212 263
Ventas Inc 8,183 573
VICI Properties Inc 15,475 505
Vornado Realty Trust 4,882 198
Welltower Inc 7,147 1,273
Weyerhaeuser Co 2,503 62
$ 13,832
Telecommunications - 0 .23%
Indus Towers Ltd
(c)
54,460 210
NEXTDC Ltd
(c)
14,700 165
$ 375
Transportation - 1 .07%
Canadian National Railway Co 2,200 207
CSX Corp 18,448 655
Norfolk Southern Corp 428 129
Rumo SA 101,304 302
Union Pacific Corp 1,950 461
$ 1,754
Water - 0 .58%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
11,600 288
Guangdong Investment Ltd 318,513 290
Severn Trent PLC 10,535 367
$ 945
TOTAL COMMON STOCKS $ 37,568
Total Investments $ 163,692
Other Assets and Liabilities -  0.00% 6
TOTAL NET ASSETS - 100.00% $ 163,698

Schedule of Investments
Principal Real Asset Fund
September 30, 2025 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Private Investment Funds have quarterly or annual redemption frequencies and are considered restricted securities. Please see Private Investment Funds sub-
schedule for additional information.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,187 or 0.73% of net assets.
Portfolio Summary
Sector Percent
Financial 31 .92%
Energy 22 .44%
Consumer, Non-cyclical 18 .62%
Exchange-Traded Funds 9 .05%
Industrial 6 .25%
Utilities 4 .88%
Materials 3 .52%
Basic Materials 2 .34%
Money Market Funds 0 .75%
Communications 0 .23%
Consumer, Cyclical 0 .00%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Private Investment Funds
Security Name Acquisition Date Cost Value
Redemption
Notice (days)
Percent of
Net Assets
ACIP Parallel Fund A, LP
(a)
11/15/2021 - 09/25/2025 $ 6,458 $ 5,115 N/A 3.12%
Blackstone Infrastructure Partners F2, LP
(b)
09/27/2024 6,000 6,691 90 4.09%
Brookfield Senior Mezzanine Real Estate Finance Fund, LP
(c)
03/31/2022 5,000 1,875 N/A 1.15%
BTG Pactual Open Ended Core US Timberland Fund, LP
(d)
07/01/2019 - 12/30/2021 4,697 5,759 90 3.52%
CBRE Caledon Global Infrastructure Fund (International), LP
(e)
07/16/2021 - 06/27/2024 10,959 11,328 N/A 6.92%
Ceres Farmland Holdings, LP
(f)
11/06/2019, 02/05/2021 7,000 12,279 N/A 7.50%
FDR PELF SCA, SICAV-RAIF
(g)
12/01/2022 6,610 6,158 90 3.76%
GDIF US Hedged Feeder Fund, LP
(h)
04/23/2021 - 08/17/2022 6,115 7,027 N/A 4.29%
Global Transport Income Fund Feeder LLC, LP
(i)
08/01/2024 6,000 6,161 45 3.76%
Hancock Timberland and Farmland Fund, LP
(j)
08/12/2020 - 04/20/2023 10,556 10,997 N/A 6.72%
HarbourVest Infrastructure Income Delaware Parallel Partnership, LP
(k)
06/27/2022 8,000 11,553 90 7.06%
IFM Net Zero Infrastructure Fund (USD) B, SCSp
(l)
02/29/2024 6,000 5,853 90 3.58%
Macquarie Green Energy and Climate Opportunities Fund, SCSp
(m)
08/30/2024 2,898 3,419 90 2.09%
PGIM Real Estate US Debt Fund, LP
(n)
04/30/2021, 06/30/2021 5,315 5,048 N/A 3.08%
UBS AgriVest Farmland Fund
(o)
07/01/2020 - 01/03/2023 5,147 5,827 60 3.56%
UBS Trumbull Property Growth & Income Fund
(p)
07/01/2020 - 12/30/2021 6,092 4,995 60 3.05%
Total $ 110,085 67.25%
The private investment funds listed in the table do not include any unfunded commitments.  Please see Note 3 for details of any unfunded commitments.
Amounts in thousands.
(a) This closed-end fund focuses on the Climate Infrastructure sector which includes value-add renewable energy, resource and energy efficiency, transmission and smart grids, vehicle electrification, and energy storage and microgrids. The fund has a life term of 10 years during which, redemptions are not permitted.
(b) This fund is an open-ended investment fund whose objective is to identify, acquire and operate a diversified portfolio of high quality, long-duration, cash-yielding investments that can compound at attractive risk-adjusted rates of return.  The fund seeks to invest in assets across four primary infrastructure sectors: energy infrastructure, transportation, digital infrastructure, and water and waste.  Redemptions are subject to a three-year lock up from the acquisition date.
(c) The fund was established as an open-end senior real estate debt fund focused on providing primarily floating rate financing secured by commercial property primarily located in the U.S. Management of the fund has recently announced their intention to dissolve this fund. They expect to return 50% of capital by the end of 2025 and the remaining over the next five years.
(d) The fund was established to invest and reinvest assets of the investors through the REIT, primarily in interests (including ownership or leasehold interests) in real property, which is to be planted with trees, or real property on which trees are growing (timberland), trees growing on timberland, or trees which have been cut but not removed from the timberland (timber); contracts or agreements for the cutting and/or use of timber on timberland. Timber investments are not intended to produce immediate revenues.
Redemptions are subject to a two-year holding period from the acquisition date.
(e) The fund will seek to invest in a global, diversified portfolio of high-quality core and core-plus mid-market infrastructure investments with stable returns, inflation protection, low volatility, predictable yield and a low correlation with other asset classes through an open-end structure. Redemptions are subject to a three-year holding period from the acquisition date.
(f) The fund is an open-ended investment fund whose objective is to generate an attractive total return through the acquisition and management of farmland in the Midwestern
United States. Redemptions are subject to a one-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice five months prior to the annual redemption date, which is the last day of February.
(g) This feeder fund represents an indirect ownership of the Prologis European Logistics Fund which has an investment objective of combining attractive current income with long-term capital growth by investing in European logistics real estate assets. Redemption requests accommodated quarterly to the extent of sufficient liquid assets, with at least 90 days notice.
(h) This feeder fund offers hedging to protect against currency movements in the Global Diversified Infrastructure Fund which invests in diversified infrastructure investments.
Redemptions are subject to a three-year holding period from the acquisition date.
(i) This feeder fund represents an indirect ownership of the Global Transport Income Fund which seeks to deliver attractive, risk-adjusted returns with an emphasis on stable income generation through investing in the transport industries. Redemption requests are allowed three years after the third-quarter date.
(j) This open-end fund blends the two asset classes of timberland and farmland. The geographic focus will be in the U.S., Canada, Australia, New Zealand, Chile, Brazil,
Uruguay, and Western Europe. Agriculture investments will be diversified among row crops (corn, soy, wheat, etc.), permanent crops (vines/trees), and commodity crops
(cotton, lettuce, strawberries, etc.). Redemptions are subject to a three-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice given by April 30th of that year.
(k) The fund will primarily invest, directly or indirectly, in core and core plus infrastructure assets and infrastructure investments focused on the infrastructure and power sectors. Redemptions are subject to a three-year holding period from the acquisition date.

Schedule of Investments
Principal Real Asset Fund
September 30, 2025 (unaudited)
See accompanying notes.

(l) This feeder fund represents an indirect ownership of the IFM Core Energy Transition Fund SCSp which seeks to achieve long-term capital appreciation as well as current income through equity and equity-related investments in infrastructure assets that IFM believes will seek to accelerate the world’s transition to a net-zero emissions economy.  Redemptions are subject to a two-year holding period of the acquisition date.  Withdrawal requests need to be provided in writing at least 90 days prior to the first day of any calendar quarter.
(m) The fund's primary objective will be to make equity and equity like investments in a diversified portfolio of sustainable infrastructure, real assets, and businesses, primarily those focused on the development and deployment of mature sustainable technologies and, through their operations, contribute towards accelerating the global energy transition.  Redemptions are subject to a five-year holding period from the Commencement Date.
(n) This fund is comprised of loans with strong fundamentals and focused on income return. Redemptions are available if inflows of capital offset the requested redemption amount and if liquidity is sufficient.
(o) This open-end fund invests primarily in U.S. farmland. It is a well-diversified portfolio across many regions of the country and diversified across row crops, vegetable crops, and permanent crops. Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.
(p) This open-end, commingled private real estate portfolio combines value-add properties with capital appreciation potential and more stable income-generating properties.
Properties in the portfolio typically start as development, renovation, repositioning, or lease-up stage investments, and transition toward stabilized assets. Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.

Financial Highlights
(unaudited)
See accompanying notes.

Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL REAL ASSET FUND
Class A shares
September 30, 2025(c) $ 25.84 $ 0.33 $ 1.12 $ 1.45 ( $ 0.26) $ – ( $ 0.26) $ 27 .03
March 31, 2025 25.41 0.69 0.14 0.83 (0.37) (0.03) (0.40) 25.84
March 31, 2024 25.40 0 .42 0.06 0.48 (0.24) (0.23) (0.47) 25.41
March 31, 2023 28.09 0.63 (1.54) (0.91) (0.41) (1.37) (1.78) 25.40
March 31, 2022 26.27 0.33 3.34 3.67 (0.37) (1.48) (1.85) 28.09
March 31, 2021 19.35 0.49 7.18 7.67 (0.52) (0.23) ( 0 .75) 26.27
Class Y shares
September 30, 2025(c) 26.31 0.46 1.08 1.54 (0.26) – (0.26) 27.59
March 31, 2025 25.77 0.85 0.12 0.97 (0.40) (0.03) (0.43) 26.31
March 31, 2024 25.68 0.55 0.07 0.62 (0.30) (0.23) (0.53) 25.77
March 31, 2023 28.31 0.76 (1.54) (0.78) (0.48) (1.37) (1.85) 25.68
March 31, 2022 26.42 0.47 3.36 3.83 ( 0 .42) (1.52) (1.94) 28.31
March 31, 2021 19.39 0.62 7.20 7.82 (0.55) (0.24) (0.79) 26.42
Institutional shares
September 30, 2025(c) 26.00 0.19 1.30 1.49 (0.26) – (0.26) 27.23
March 31, 2025 25.51 0.64 0.28 0.92 (0.40) (0.03) (0.43) 26.00
March 31, 2024 25.48 0.50 0.06 0.56 (0.30) (0.23) (0.53) 25.51
March 31, 2023 28.15 0.64 ( 1 .46) (0.82) (0.48) (1.37) (1.85) 25.48
March 31, 2022 26.33 0.42 3.33 3.75 (0.41) (1.52) (1.93) 28.15
March 31, 2021 19.36 0.56 7.20 7.76 (0.55) (0.24) (0.79) 26.33

Financial Highlights (Continued)
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5.06% (d),(e),(f) $ 523 1.43% (g),(h) 1.39% (g),(h) 2.54% (g) 22.8% (g)
3.28 (e),(i),(j) 833 1.43 (h) 1.39 (h) 2.69 31.5
2.30 (e),(i),(k) 930 1.48 (h) 1.44 (h) 1.68 32.0
(2.13) (e),(i),(l) 754 1.70 (h) 1.66 (h) 2.41 39.8
12.58 (e),(i),(m) 372 1.91 (h) 1.88 (h) 1.19 45.4
39.63 (e),(i) 276 1.67 (h) N/A(h) 2.11 56.0
5.27 (d),(f),(i) 162,102 0.93 (g),(h) 0.89 (g),(h) 3.44 (g) 22.8 (g)
3.82 (i),(j) 162,159 0.93 (h) 0.89 (h) 3.27 31.5
2.78 (i),(k) 135,552 0.98 (h) 0.94 (h) 2.19 32.0
(1.62) (i),(l) 148,223 1.24 (h) 1.20 (h) 2.84 39.8
13.13 (i),(m) 187,063 1.41 (h) 1.38 (h) 1.69 45.4
40.36 (i) 162,855 1.17 (h) N/A(h) 2.61 56.0
5.19 (d),(f) 1,073 1.13 (g),(h) 1.09 (g),(h) 1.43 (g) 22.8 (g)
3.62 (i),(j) 1,345 1.13 (h) 1.09 (h) 2.49 31.5
2.60 (i),(k) 10,378 1.18 (h) 1.14 (h) 1.99 32.0
(1.82) (i),(l) 10,753 1.30 (h) 1.26 (h) 2.48 39.8
12.93 (i),(m) 627 1.63 (h) 1.60 (h) 1.54 45.4
40.06 (i) 277 1.37 (h) N/A(h) 2.41 56.0
(a) Calculated based on average shares outstanding during the period.
(b) Excludes interest expense and commitment fees charged on borrowings. See "Operating Policies" in notes to financial statements.
(c) Six months ended September 30, 2025.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Total returns calculated using the reported net asset values as of September 30, 2025 are 5.63%, 5.87%, and 5.75% for Class A, Class Y, and Institutional,
respectively.
(g) Computed on an annualized basis.
(h) Subject to Manager's contractual expense limit.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(j) Total returns calculated using the reported net asset values as of March 31, 2025 are 3.31%, 3.81% and 3.65% for Class A, Class Y and Institutional,
respectively.
(k) Total returns calculated using the reported net asset values as of March 31, 2024 are 1.94%, 2.46% and 2.24% for Class A, Class Y and Institutional,
respectively.
(l) Total returns calculated using the reported net asset values as of March 31, 2023 are (3.11)%, (2.64)% and (2.80)% for Class A, Class Y and Institutional,
respectively.
(m) Total returns calculated using the reported net asset values as of March 31, 2022 are  14.32%, 14.86%, and 14.62% for Class A, Class Y, and Institutional,
respectively.

Shareholder Expense Example
Principal Real Asset Fund
September 30, 2025 (unaudited)

As a shareholder of Principal Real Asset Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. In addition to the expenses the Fund bears directly, the Fund may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the Fund invests. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Real Asset Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2025 to
September 30, 2025 , unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Additional account fees may apply to certain types of investment products which are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the
Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account Value
April 1, 2025
Ending Account
Value
September 30,
2025
Expenses Paid
During Period
April 1, 2025 to
September 30,
2025
(a)
Beginning
Account Value
April 1, 2025
Ending Account
Value
September 30,
2025
Expenses Paid
During Period
April 1, 2025 to
September 30,
2025
(a)
Annualized
Expense
Ratio
Principal Real Asset Fund
Class A $ 1,000.00 $ 1,050.61 $ 7.35 $ 1,000.00 $ 1,017.90 $ 7.23 1.43%
Class Y 1,000.00 1,052.75 4.79 1,000 .00 1,020.41 4.71 0.93
Institutional 1,000.00 1,051.85 5.81 1,000.00 1,019.40 5.72 1.13
Principal Real Asset Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 1,050.61 7.15 1,000.00 1,018.10 7.03 1.39
Class Y 1,000.00 1,052.75 4.58 1,000 .00 1,020.61 4.51 0.89
Institutional 1,000.00 1,051.85 5.61 1,000.00 1,019.60 5.52 1.09
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
Approval of Management Agreement and Sub-Advisory Agreement
At a meeting held on September 16, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Principal Real Asset (the “Fund”) considered the approval of the renewal of: ( i ) the Management Agreement between Principal Global Investors, LLC (the “Manager”) and the Fund (the
“Management Agreement”) and (ii) the Amended and Restated Sub-Advisory Agreement between Principal Real Estate Investors, LLC (the
“Sub-Adviser”) and the Manager (the “Sub-Advisory Agreement”).
In connection with the Board’s consideration of the Management Agreement and the Sub-Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: ( i ) the nature, extent, and quality of services to be provided to the Fund by the Manager and the Sub-Adviser; (ii) a description of the Manager’s and the Sub-Adviser’s investment management and other personnel; (iii) an overview of the Manager’s and the Sub-Adviser’s respective operations and financial condition; (iv) a comparison of the
Fund’s management fee and overall expenses with those of comparable funds; (v) the level of profitability from the Manager’s and the Sub-
Adviser’s fund-related operations; (vi) the Manager’s and the Sub-Adviser’s compliance policies and procedures, including policies and procedures for business continuity and information security and (vii) information regarding the performance record of the Fund as compared to other comparable funds.
Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of and request additional materials from the Manager and the Sub-Adviser. During the Meeting, the Board was advised by, and met in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law.
Matters considered by the Board in connection with its approval of the Management Agreement and the Sub-Advisory Agreement included, among others, the following:
Nature, Extent and Quality of Service . In considering the nature, extent and quality of services to be provided by the Manager under the
Management Agreement, including accounting and administrative services as applicable, the Board reviewed materials provided by the
Manager, including: a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Fund and their background and experience; a review of the financial condition of the Manager; information regarding risk management processes and liquidity management; a description of the Manager’s brokerage practices (including any soft dollar arrangements); the compliance policies and procedures of the Manager, including its business continuity and cybersecurity policies and a code of ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940
Act, from engaging in conduct prohibited by Rule 17j-1(b). The Board considered the experience and skills of senior management that would lead the Fund’s operations, the experience and skills of the personnel that would perform the functions under the Management Agreement and the resources that would be made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager.
The Board also considered that the Manager had delegated day-to-day portfolio management responsibility to the Sub-Adviser, an affiliate of the Manager. The Board noted that the Manager’s process for the selection of sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub-advisor to manage all or a portion of the Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. The Board considered the due diligence process developed by the Manager for purposes of selecting a qualified sub-advisor for the Fund. The Board considered the Manager’s due diligence process for monitoring and replacing sub-advisors and for monitoring the investment performance of sub-advisors.
The Board concluded that appropriate resources were provided under the Management Agreement, that the Manager had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures to perform its duties under the Management
Agreement and that the nature, overall quality and extent of the services provided by the Manager to the Fund were satisfactory and reliable.

In considering the nature, extent and quality of services to be provided by the Sub-Adviser with respect to the Fund under the Sub-Advisory
Agreement, the Board reviewed materials provided by the Sub-Adviser, including: an overview of the personnel that perform services for the
Fund and their background and experience; a summary of the financial condition of the Sub-Adviser; information regarding risk management processes and liquidity management; a description of the Sub-Adviser’s brokerage practices (including any soft dollar arrangements);
information regarding the Sub-Adviser’s compliance policies and procedures, including its business continuity and cybersecurity policies and a code of ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940
Act, from engaging in conduct prohibited by Rule 17j-1(b).
The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of the services provided by the Sub-Adviser to the Fund were satisfactory and reliable.
Performance. The Board considered, among other performance data, the performance of the Fund for the one-year, three-year, five-year and since inception periods ended June 30, 2025, as compared to a comparable fund provided by the Manager. The Board also took into account the
Manager’s discussion of the Fund’s performance. The Board concluded that the Fund’s performance was satisfactory.
Fees and Expenses . The Board reviewed information provided by Broadridge , an independent third-party data provider, with respect to the actual management fees and actual total expenses for the Fund as compared to those for a peer group comprised of comparable funds identified by Broadridge . The Board considered that the Fund’s actual management fee and actual total expenses were lower than the peer group’s median. With respect to the sub-advisory fee, the Board considered that the Fund pays a management fee to the Manager and that, in turn, the
Manager pays a portion of its management fee to the Sub-Adviser. The Board took into account that the Manager had agreed to reimburse expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to limit total operating expenses to 1.39% on Class A shares, 1.09% on Institutional Class shares, and 0.89% on Class Y shares. The Board concluded that the Fund’s management fee and sub-advisory fee were not unreasonable.
Profitability . The Board considered the profitability of each of the Manager and the Sub-Adviser with respect to the Fund and whether the profits were reasonable in light of the services provided by the Manager and the Sub-Adviser. The Board reviewed profitability analysis prepared by the Manager and considered the total profits, if any, of the Manager from its relationship with the Fund. The Board considered the profitability of the Sub-Adviser, an affiliate of the Manager, in conjunction with its review of the Manager’s profitability. The Board concluded that the profitability, if any, of each of the Manager and the Sub-Adviser from its respective relationship with the Fund was not excessive.
Economies of Scale . The Board considered whether there are economies of scale with respect to the management of the Fund and whether the
Fund benefits from any such economies of scale. The Board noted management’s explanation of efficiencies in the Manager’s cost structure.
The Board concluded that at the Fund’s current asset levels, economies of scale were not a consideration at this time but that the Board would consider whether economies of scale exist in the future.
Other Benefits. The Board also considered the character and amount of other incidental benefits received by the Manager, the Sub-Adviser and their affiliates from their relationships with the Fund. The Board considered as a part of this analysis, the brokerage practices, soft dollar practices and use of research payment accounts by the Manager and the Sub-Adviser. The Board concluded that the incidental benefits received by the Manager, the Sub-Adviser and their affiliates from their relationships with the Fund were appropriate.
Conclusion . The Board, having requested and received such information from each of the Manager and the Sub-Adviser as it believed reasonably necessary to evaluate the terms of the Management Agreement and the Sub-Advisory Agreement and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, determined that the approval of each of the
Management Agreement and the Sub-Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.
In considering the renewal of the Management Agreement and the Sub-Advisory Agreement, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Board Member may have weighed each factor differently.

FUND BOARD OF TRUSTEES AND OFFICERS
The Board of Trustees (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment Act of
1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”) serves on the
Boards of the following investment companies: Principal Private Credit Fund and Principal Real Asset Fund which are collectively referred to as the “Fund Complex”. Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are referred to as “Interested Board
Members”. Board Members who are not Interested Board Members are referred to as “Independent Board Members”.
Each Board Member generally serves until the next annual meeting of shareholders or until such Board Member’s earlier death, resignation, or removal. The Board elects officers to supervise the day-to-day operations of the Fund Complex.
INDEPENDENT BOARD MEMBERS
INTERESTED BOARD MEMBERS
Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines, IA
50392.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Danielle E. Davis
Board Member since 2024
1981
Member, Audit Committee
Chair, Nominating and Governance Committee
Head of Corporate Development and Strategy,
Chainalysis (blockchain data company) since 2022
Managing Director and Chief M&A Counsel, S&P
Global (formerly, HIS Markit) (financial information
company) (2018-2022)
2 None
Shane C. Goodwin
Board Member since 2024
1968
Chair, Audit Committee
Member, Nominating and Governance
Committee
Associate Dean & Professor, Cox School of
Business at Southern Methodist University since
2018
Managing Director, The Center for Global
Enterprise (research and analytics) (2017-2023)
2 None
James E. Stueve
Lead Independent Board Member since 2024
Board Member since 2024
1964
Member, Audit Committee
Member, Nominating and Governance
Committee
Owner, Stueve Insights LLC (consulting services)
since 2018
2 None
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other
Directorships
Held by Board Member
During Past 5 Years
Barbara Wenig Principal Financial Group* 2 None
Chair and Board Member since 2024
Chief Executive Officer and President (since
2024)
1972
Executive Managing Director – Chief Business
Officer (since 2025)
Executive Managing Director – Global Head
of Operations and Services – Principal Asset
Management
~
SM
(2021-2024)
Neuberger Berman
Managing Director
(2008-2021)

FUND COMPLEX OFFICERS
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
George Djurasovic Principal Financial Group*
Vice President and General Counsel
Des Moines, IA 50392
1971
Vice President and General Counsel – Principal
Asset Management
~
SM
(since 2022)
Artisan Partners Limited Partnership
Global Chief Compliance Officer (2013-2022)
Calvin Eib Principal Financial Group*
Assistant Tax Counsel
Des Moines, IA 50392
1963
Assistant General Counsel (since 2025)
Counsel (since 2021-2025)
Transamerica
Tax Counsel (2016-2021)
Megan Hoffmann Principal Financial Group*
Vice President and Treasurer
Des Moines, IA 50392
1979
Vice President and Controller (2021-2025)
Senior Director – Fund Accounting and
Administration (since 2025)
Senior Director – Fund Administration (2024)
Director – Accounting (2020-2024)
Mandy L. Huebbe Principal Financial Group*
Assistant Secretary
Des Moines, IA 50392
1982
Funds Board Liaison (since 2024)
Legal Production Assistant (2015-2021, 2021-2024)
Hy-Vee Corporate
Executive Administration Assistant (2021-2021)
Laura B. Latham Principal Financial Group*
Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Assistant Counsel and Assistant Secretary (2018-
2023)
Assistant General Counsel (since 2025)
Counsel (2018-2025)
Ann Meiners Principal Financial Group*
Vice President and Assistant Treasurer
Des Moines, IA 50392
1977
Vice President and Assistant Controller (2025)
Director – Fund Accounting (since 2024)
Assistant Director – Fund Accounting (2017-2024)
David P. Michalik Principal Financial Group*
Counsel and Assistant Secretary
Des Moines, IA 50392
1991
Counsel (since 2025)
The Northern Trust Company
Second Vice President (2019-2025)
Diane K. Nelson Principal Financial Group*
AML Officer
Des Moines, IA 50392
1965
Director– Compliance (since 2024)
Chief Compliance Officer/AML Officer (2015-2024)
Tara Parks Principal Financial Group*
Vice President and Assistant Treasurer
Des Moines, IA 50392
1983
Vice President and Assistant Controller (2021-2025)
Senior Director – Fund Tax (since 2024)
Director – Accounting (2019-2024)
Deanna Y. Pellack Principal Financial Group*
Counsel and Assistant Secretary
Des Moines, IA 50392
1987
Assistant Counsel and Assistant Secretary (2022-
2023)
Counsel (since 2022)
The Northern Trust Company
Vice President (2019-2022)

* The reference to Principal Financial Group includes positions held by the Interested Board Member / Fund Complex Officer, including as an officer, employee, and/or director, with affiliates or subsidiaries of Principal Financial Group. The titles set forth here are each Interested Board
Member's / Fund Complex Officer’s title with Principal Workforce, LLC, an affiliated entity of PGI that is the payroll employer of the Interested
Board Member and Fund Complex Officers.
The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit
Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees.
The Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal
Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://investors.principal.com/documents-charters. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an
“interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background;
relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act; and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an Independent Board
Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Sara L. Reece Principal Financial Group*
Vice President and Chief Operating Officer
Des Moines, IA 50392
1975
Vice President and Controller (2016-2021)
Managing Director – Global Head of Fund Services
(since 2024)
Managing Director – Global Funds Ops (2021-2024)
Director - Accounting (2015-2021)
Teri R. Root Principal Financial Group*
Chief Compliance Officer
Des Moines, IA 50392
1979
Chief Compliance Officer – Funds (since 2018)
Vice President (since 2015)
Michael Scholten Principal Financial Group*
Chief Financial Officer
Des Moines, IA 50392
1979
Assistant Vice President and Actuary (since 2021)
Chief Financial Officer – Funds/Platforms (2015-
2021)
Adam U. Shaikh Principal Financial Group*
Vice President and Assistant General Counsel,
and Assistant Secretary
Des Moines, IA 50392
1972
Assistant Counsel (2006-2023)
Associate General Counsel (since 2024)
Assistant General Counsel (2018-2024)
John L. Sullivan Principal Financial Group*
Counsel and Secretary
Des Moines, IA 50392
1970
Counsel and Assistant Secretary (2023-2024)
Assistant Counsel and Assistant Secretary (2019-
2023)
Assistant General Counsel (since 2023)
Counsel (2019-2023)
Jared A. Yepsen Principal Financial Group*
Tax Counsel
Des Moines, IA 50392
1981
Assistant Tax Counsel (2017-2025)
Assistant General Counsel (since 2023)
Counsel (2015-2023)

background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
Additional information about the Fund is available in the Prospectuses and the Statement of Additional Information dated August 1, 2025 (and as supplemented). These documents may be obtained free of charge by writing Principal Real Asset Fund, P.O. Box 219971, Kansas City, MO
64121-9971 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalAM.com/IntervalProspectuses .
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
PrincipalAM.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Real
Asset Fund. This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2025 Principal Financial Services, Inc. | INF100SAR-06 | 09/2025 | 4312584

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – INVESTMENTS

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) Not applicable.

(b) Not applicable.

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES

Not applicable.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Statement Regarding Basis for Approval of Investment Advisory Contracts is included as part of the Report to Stockholders filed under Item 1 of this form.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to semi-annual reports.

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to semi-annual reports.

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 16 – CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

(a) Not applicable.

(b) Not applicable.

ITEM 19 – EXHIBITS

(a)(1) Code of Ethics – Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as
Exhibit 99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Real Asset Fund

By	/s/ Barbara Wenig

               Barbara Wenig, President and Chief Executive Officer (Principal Executive Officer)

Date	11/18/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Barbara Wenig

              Barbara Wenig, President and Chief Executive Officer (Principal Executive Officer)

Date	11/18/2025

By	/s/ Michael Scholten

              Michael Scholten, Chief Financial Officer (Principal Financial Officer)

Date	11/17/2025